UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	August 13, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	54
Form 13F Information Table Value Total: $157,083

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE


3M Co			COM		88579Y101	341	4323	SH		SOLE			4323
Abbott Laboratories	COM		002824100	530	11340	SH		SOLE			11340
Accenture Plc		SHS		G1151C101	516	13357	SH		SOLE			13357
Accuray Inc.		COM		004397105	452	68225	SH		SOLE			68225
Adobe Sys Inc.		COM		00724F101	2706	102365	SH		SOLE			102365
Aegon			SHS		007924103	67	12670	SH		SOLE			12670
Aflac Inc.		COM		001055102	3003	70381	SH		SOLE			70381
Alvarion Ltd		SHS		M0861T100	52	25663	SH		SOLE			25663
Axa SA Each Repstg	ADR		054536107	1153	73834	SH		SOLE			73834
Banco Bradesco		ADR		059460303	3678	255126	SH		SOLE			255126
Berkley W R Corp	COM		084423102	476	17996	SH		SOLE			17996
BHP Billiton Ltd	ADR		088606108	2430	39206	SH		SOLE			39206
Capitalsource Inc.	COM		14055X102	455	95686	SH		SOLE			95686
Caterpillar		COM		149123101	2797	46559	SH		SOLE			46559
Cenovus Energy Inc.	COM		15135U109	3347	129782	SH		SOLE			129782
Cephalon Inc.		COM		156708109	3341	58878	SH		SOLE			58878
China Mobile Hong K	ADR		16941M109	3053	61788	SH		SOLE			61788
Cisco Sys Inc		COM		17275R102	3034	142359	SH		SOLE			142359
Ctrip.Com Intl Ltd	ADR		22943F100	6354	169160	SH		SOLE			169160
Dendreon Corp		COM		24823Q107	4729	146259	SH		SOLE			146259
Emerson Electric Co	COM		291011104	906	20730	SH		SOLE			20730
First Solar Inc.	COM		336433107	5542	48691	SH		SOLE			48691
General Dynamics	COM		369550108	798	13630	SH		SOLE			13630
Gilead Sciences Inc	COM		375558103	2333	68050	SH		SOLE			68050
Goldman Sachs Group	COM		38141G104	408	3110	SH		SOLE			3110
Himax Technologies	ADR		43289P106	44	15090	SH		SOLE			15090
ICICI BK LTD 		ADR		45104G104	562	15559	SH		SOLE			15559
Icon Pub LTD Co		ADR		45103T107	3893	134750	SH		SOLE			134750
Illinois Tool Wks Inc	COM		452308109	503	12187	SH		SOLE			12187
Infosys Technologie	ADR		456788108	3219	53728	SH		SOLE			53728
Intuitive Surgical   	COM		46120E602	6218	19700	SH		SOLE			19700
Itau Unibanco		ADR		465562106	5488	304699	SH		SOLE			304699
JA Solar Holdings	ADR		466090107	135	29066	SH		SOLE			29066
Joy Global		COM		481165108	927	18508	SH		SOLE			18508
KB Financial Group	ADR		48241A105	2249	59355	SH		SOLE			59355
Logitech Intl		SHS		H50430232	1686	125714	SH		SOLE			125714
MEMC Electr Matls	COM		552715104	1466	148344	SH		SOLE			148344
NII Holdings Inc	CL B		62913F201	7008	215489	SH		SOLE			215489
Noble Corporation	SHS		H5833N103	2221	71847	SH		SOLE			71847
Noble Energy		COM		655044105	3012	49923	SH		SOLE			49923
Nokia Corp ADR		ADR		654902204	1551	190251	SH		SOLE			190251
Oil Sts Intl Inc        COM		678026105	384	9693	SH		SOLE			9693
O Reilly Automotive	COM		686091109	4113	86478	SH		SOLE			86478
Petroleo Brasilerio	ADR		71654V408	4522	131746	SH		SOLE			131746
Potash Corp		COM		73755L107	6617	76722	SH		SOLE			76722
Qualcomm Inc		COM		747525103	4528	137881	SH		SOLE			137881
Research in Motion	COM		760975102	4056	82344	SH		SOLE			82344
SK Telcom Co LTD AD	COM		78440P108	1818	123433	SH		SOLE			123433
Stmicroelectronics	SHS		861012102	87	10946	SH		SOLE			10946
Sysco Corp		COM		871829107	3354	117400	SH		SOLE			117400
Theratechnologies	COM		88338H100	29778	6176630	SH		SOLE			6176630
Tortoise Energy		COM		89147L100	1491	46101	SH		SOLE			46101
Waters Corp		COM		941848103	3427	52971	SH		SOLE			52971
Yamana Gold Inc.	COM		98462Y100	225	21818	SH		SOLE			21818



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